Description Of Organization And Business Operations	12 Months Ended
Dec. 31, 2012
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Piraeus, Greece.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. On May 28, 2010, Navios Acquisition consummated the vessel acquisition, which constituted its initial business combination (see note 3). Following such transaction, Navios Acquisition commenced its operations as an operating company and was controlled by Navios Holdings.
On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011, between Navios Acquisition and Navios Holdings. Following this exchange, Navios Holdings currently has 45% of the voting power and 53.7% of the economic interest in Navios Acquisition.
As of December 31, 2012, Navios Acquisition had outstanding: 40,517,413 shares of common stock, 4,540 shares of preferred stock and 600 shares of convertible preferred stock, 6,037,994 public warrants. Included in the number of shares and warrants are 12,752 units (one unit consists of one share of common stock and one warrant).